Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments and loan receivable
Cash deposits	$ 541.4	$ 529.7
Term deposits	655.1	9.6
Cash and cash equivalents	$ 1,196.5	$ 539.3	$ 534.2